SUBSEQUENT EVENTS (Details Textual) - Subsequent Event [Member]	12 Months Ended
Mar. 31, 2015 USD ($)
Subsequent Event [Line Items]
Estimated Cash Proceeds To Operating Partnership	$ 3,420,500
Estimated Gain On The Sale Of The Operating Partnerships	$ 3,394,500